INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories by major classification were comprised of the following at:

	June 30, 2021	December 31, 2020
Raw Material	$977,905	$805,574
Work in Process	-	2,242
Total	977,905	807,820
Less reserve for excess or obsolete inventory	(250,000)	(250,000)
Inventory	$727,905	$557,820

Inventories by major classification were comprised of the following at:

	December 31, 2020	December 31, 2019
Raw Material	$805,574	$848,464
Work in Process	2,246	31,740
Total	807,820	880,204
Less reserve for excess or obsolete inventory	(250,000)	(250,000)
Inventory	$557,820	$630,204